UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 13.4%
Media - 11.9%
Charter Communications Inc., Class A Shares	19,423	$6,357,536	*
DISH Network Corp., Class A Shares	147,564	9,368,839	*
SES, FDR	137,799	3,207,697	(a)
Time Warner Inc.	102,534	10,018,597
Twenty-First Century Fox Inc., Class B Shares	204,868	6,510,705

Total Media		35,463,374

Specialty Retail - 1.5%
Home Depot Inc.	30,158	4,428,099

TOTAL CONSUMER DISCRETIONARY		39,891,473

CONSUMER STAPLES - 8.7%
Beverages - 1.0%
Anheuser-Busch InBev SA/NV, ADR	27,953	3,068,121

Food & Staples Retailing - 2.5%
CVS Health Corp.	94,497	7,418,015

Household Products - 1.1%
Kimberly-Clark Corp.	25,028	3,294,436

Tobacco - 4.1%
Philip Morris International Inc.	60,640	6,846,256
Reynolds American Inc.	82,366	5,190,705

Total Tobacco		12,036,961

TOTAL CONSUMER STAPLES		25,817,533

ENERGY - 11.7%
Energy Equipment & Services - 5.0%
Halliburton Co.	140,466	6,912,332
National-Oilwell Varco Inc.	89,871	3,602,928
Schlumberger Ltd.	58,780	4,590,718

Total Energy Equipment & Services		15,105,978

Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	49,343	5,297,958
Exxon Mobil Corp.	67,092	5,502,215
Royal Dutch Shell PLC, ADR, Class A Shares	65,304	3,443,480
Suncor Energy Inc.	185,286	5,697,544

Total Oil, Gas & Consumable Fuels		19,941,197

TOTAL ENERGY		35,047,175

FINANCIALS - 26.0%
Banks - 13.3%
Bank of America Corp.	170,700	4,026,813
Citigroup Inc.	99,551	5,955,141
JPMorgan Chase & Co.	136,396	11,981,025
U.S. Bancorp	156,683	8,069,174
Wells Fargo & Co.	172,857	9,621,221

Total Banks		39,653,374

Capital Markets - 2.9%
Bank of New York Mellon Corp.	75,929	3,586,127
State Street Corp.	64,055	5,099,418

Total Capital Markets		8,685,545

Consumer Finance - 4.4%
American Express Co.	78,838	6,236,874
Capital One Financial Corp.	41,234	3,573,339
Synchrony Financial	97,880	3,357,284

Total Consumer Finance		13,167,497

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Insurance - 5.4%
Marsh & McLennan Cos. Inc.	72,020	$5,321,558
MetLife Inc.	62,125	3,281,442
Progressive Corp.	83,752	3,281,403
Travelers Cos. Inc.	33,144	3,995,178

Total Insurance		15,879,581

TOTAL FINANCIALS		77,385,997

HEALTH CARE - 12.3%
Biotechnology - 1.8%
Amgen Inc.	32,251	5,291,422

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	41,670	3,687,795
Anthem Inc.	39,578	6,545,410
UnitedHealth Group Inc.	21,010	3,445,850

Total Health Care Providers & Services		13,679,055

Pharmaceuticals - 5.9%
Johnson & Johnson	43,874	5,464,507
Merck & Co. Inc.	113,841	7,233,457
Novartis AG, ADR	31,398	2,331,929
Teva Pharmaceutical Industries Ltd., ADR	83,467	2,678,456

Total Pharmaceuticals		17,708,349

TOTAL HEALTH CARE		36,678,826

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
United Technologies Corp.	42,264	4,742,443

Industrial Conglomerates - 4.8%
General Electric Co.	219,843	6,551,322
Honeywell International Inc.	63,990	7,990,431

Total Industrial Conglomerates		14,541,753

Machinery - 2.4%
Illinois Tool Works Inc.	53,684	7,111,519

TOTAL INDUSTRIALS		26,395,715

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.2%
Motorola Solutions Inc.	75,486	6,508,403

Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity Ltd.	72,952	5,438,572

IT Services - 0.8%
International Business Machines Corp.	13,364	2,327,207

Software - 3.1%
Microsoft Corp.	86,141	5,673,246
Nuance Communications Inc.	210,829	3,649,450	*

Total Software		9,322,696

Technology Hardware, Storage & Peripherals - 0.9%
Xerox Corp.	357,191	2,621,782

TOTAL INFORMATION TECHNOLOGY		26,218,660

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 5.4%
Chemicals - 1.0%
Air Products & Chemicals Inc.		21,658	$2,930,111

Construction Materials - 1.6%
Martin Marietta Materials Inc.		22,234	4,852,571

Containers & Packaging - 1.6%
Crown Holdings Inc.		87,223	4,618,458	*

Metals & Mining - 1.2%
Freeport-McMoRan Inc.		273,818	3,658,208	*

TOTAL MATERIALS			16,059,348

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.		35,797	4,350,767

Utilities - 1.6%
Multi-Utilities - 1.6%
Sempra Energy		43,029	4,754,704

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,404,541)			292,600,198

	RATE
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $5,928,990)	0.555%	5,928,990	5,928,990

TOTAL INVESTMENTS - 100.2% (Cost - $172,333,531#)			298,529,188
Liabilities in Excess of Other Assets - (0.2)%			(494,644)

TOTAL NET ASSETS - 100.0%			$298,034,544

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$36,683,776	$3,207,697	—	$39,891,473
Other Common Stocks	252,708,725	—	—	252,708,725

Total Long-Term Investments	$289,392,501	$3,207,697	—	$292,600,198

Short-Term Investments†	5,928,990	—	—	5,928,990

Total Investments	$295,321,491	$3,207,697	—	$298,529,188

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $3,207,697 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$129,948,379
Gross unrealized depreciation	(3,752,722)

Net unrealized appreciation	$126,195,657

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017